Basis of Preparation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basis of Preparation
Basis of Preparation

A. Basis of Preparation

        We are an indirect wholly-owned subsidiary of AIG. AIG is a leading global insurance company that provides a wide range of property casualty insurance, life insurance, retirement products, mortgage insurance and other financial services to customers in more than 130 countries.

        The accompanying unaudited, condensed, consolidated financial statements have been prepared in accordance with GAAP for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.

        The accompanying unaudited, condensed, consolidated financial statements include our accounts and accounts of all other entities in which we have a controlling financial interest. See Note M—Variable Interest Entities for further discussions on VIEs. All material intercompany accounts have been eliminated in consolidation.

        Results for the three months ended March 31, 2013 include out of period adjustments related to prior years, which increased after-tax income by $8.3 million. The out of period adjustments primarily relate to IRS audit interest amounts recognized in the fourth quarter 2011 tax provision, which were reversed in the first quarter of 2013.

        Management has determined, after evaluating the quantitative and qualitative aspects of these out of period adjustments, that our current and prior period financial statements and our projected 2013 results are not materially misstated.

        In the opinion of management, all adjustments considered necessary for a fair statement of the results for the interim periods presented have been included. Certain reclassifications have been made to the 2012 unaudited, condensed, consolidated financial statements to conform to the 2013 presentation. Operating results for the three months ended March 31, 2013, are not necessarily indicative of the results that may be expected for the year ending December 31, 2013. These statements should be read in conjunction with the consolidated financial statements and footnotes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2012.

        On December 9, 2012, AIG entered into a definitive agreement with Jumbo Acquisition Limited for the sale of 80.1% of our common stock for approximately $4.2 billion in cash. Jumbo Acquisition Limited may elect to purchase an additional 9.9% of our common stock for $522.5 million within ten days after the approval of the purchase by the Committee on Foreign Investment in the United States. If Jumbo Acquisition Limited elects to purchase the additional stock, AIG will retain a 10% ownership interest in us, otherwise 19.9% ownership will remain with AIG. Each case is subject to dilution for issuances of stock to management, which would reduce AIG's ownership interest. If Jumbo Acquisition Limited elects to purchase the additional 9.9%, we expect AIG to own 9.4% of our common stock at the closing due to immediate dilution from anticipated management issuances. The sale is expected to close in 2013. The transaction is subject to required regulatory approvals and other customary closing conditions.

Note A—Basis of Preparation

        The accompanying consolidated financial statements include our accounts and accounts of all other entities in which we have a controlling financial interest. See Note S—Variable Interest Entities for discussions of VIEs. All material intercompany accounts have been eliminated in consolidation.

        Results for the year ended December 31, 2011 include out of period adjustments related to prior years, which increased pre-tax income by $13.7 million, net. The out of period adjustments relate primarily to (i) forfeiture of share based deferred compensation awards for certain employees who terminated their employment with us in 2010 and (ii) the extension of deferred debt issue costs and debt discount amortization related to our subordinated debt from the scheduled call dates until the contractual maturity date of December 21, 2065. The tax provision for the year ended December 31, 2011, includes a $6.9 million cumulative out of period adjustment relating to state deferred income taxes for Florida and Alabama that previously were not properly accrued for.

        Results for the year ended December 31, 2010, include out of period adjustments related to prior years, which decreased pre-tax income by $56.2 million. The out of period adjustments related to (i) the depreciable lives of overhaul costs that were incurred by ILFC directly over the period from 2003 to 2010, and (ii) certain pension costs under a non-qualified plan covering certain ILFC employees for the service period from 1996 to 2010.

        Management has determined, after evaluating the quantitative and qualitative aspects of these out of period adjustments, that our current and prior period financial statements are not materially misstated.

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. Certain amounts have been reclassified in the 2011 and 2010 Consolidated Statements of Operations and Statements of Cash Flows to conform to our 2012 presentation. Specifically, Rents received in advance of $272.2 million is included in Security deposits, deferred overhaul rental and other customer deposits on our 2011 Consolidated Balance Sheet, while it was previously presented in a separate caption; and Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates, of $9.8 million and $47.8 million is included in Other expenses on our 2011 and 2010 Consolidated Statements of Operations, respectively, while it was previously presented in a separate caption.

        On December 9, 2012, AIG and an investor group led by Mr. Weng Xianding, the Chairman of New China Trust Co. Ltd., announced that they have entered into a share purchase agreement under which AIG will sell 80.1% of our equity to the investor group for approximately $4.2 billion in cash, with an option for the investor group to buy an additional 9.9% stake. The sale is expected to close in 2013. At the completion of the sale, we expect to apply purchase accounting to our consolidated financial statements which will adjust the carrying value of our assets and liabilities to the then-current fair value. The largest expected impact is the expected decrease in the carrying value of our Flight equipment.